SHARE-BASED COMPENSATION - Award Activity (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
2005 Plan
Equity Awards Available for Grant
Shares of reserved common stock increased annually		0			0		0	0
2014 Plan
Equity Awards Available for Grant
Shares of reserved common stock increased annually		12,100,000			6,600,000		11,900,000	11,900,000
Stock Option [Member]
Equity Incentive Awards
Expiration period							10 years
Stock Options Granted
Balance outstanding at the beginning of the period (in shares)	12,006,000	13,626,000		8,872,000	13,626,000	8,872,000	8,872,000
Granted (in shares)	6,100,000	0	3,000,000	2,000,000	6,097,000	5,000,000	5,523,000	1,200,000	2,400,000
Exercised options (in shares)		(194,000)			(315,000)		(971,000)
Canceled or forfeited (in shares)		(1,426,000)			(1,694,000)		(893,000)
Balance outstanding at the end of the period (in shares)	17,714,000	12,006,000			17,714,000		13,626,000	8,872,000
Equity Awards Available for Grant
Merger conversion (in shares)							$ 1,095
Granted (in shares)		0					6,600,000
Weighted-average assumptions used in estimating fair value
Risk-free interest rate (as a percent)		0.00%		1.00%			1.00%	1.00%	1.00%
Expected life of options				4 years			4 years	4 years	6 years
Expected volatility (as a percent)		0.00%		53.00%			54.00%	61.00%	62.00%
Expected dividend yield (as a percent)		0.00%		0.00%			0.00%	0.00%	0.00%
Time Based Options [Member]
Weighted-average assumptions used in estimating fair value
Risk-free interest rate (as a percent)					1.00%	1.00%
Expected life of options					4 years	4 years
Expected volatility (as a percent)					43.00%	54.00%
Expected dividend yield (as a percent)					0.00%	0.00%
Time Based Options [Member] | 2005 Plan
Equity Incentive Awards
Vesting rate (as a percent)							25.00%
Vesting period for 25% of shares							1 year
Unused Elements Abstract
Vesting period for remaining shares							36 months
Vesting period							4 years
Time Based Options [Member] | 2014 Plan
Equity Incentive Awards
Vesting rate (as a percent)					25.00%		25.00%
Vesting period for 25% of shares					4 years		4 years
Expiration period					10 years
FiveyearCliffVestingTimebasedOptions [Member]
Weighted-average assumptions used in estimating fair value
Risk-free interest rate (as a percent)							2.00%
Expected life of options							5 years
Expected volatility (as a percent)							52.00%
Expected dividend yield (as a percent)							0.00%
SixyearCliffVestingTimebasedOptions [Member]
Weighted-average assumptions used in estimating fair value
Risk-free interest rate (as a percent)							2.00%
Expected life of options							6 years
Expected volatility (as a percent)							58.00%
Expected dividend yield (as a percent)							0.00%
Market Performance Based Options [Member]
Weighted-average assumptions used in estimating fair value
Risk-free interest rate (as a percent)					1.00%
Expected life of options					4 years
Expected volatility (as a percent)					47.00%
Expected dividend yield (as a percent)					0.00%
Unused Elements Abstract
Vesting period							4 years
Vesting condition period over which average stock price should meet target prices							30 days
Market Performance Based Options [Member] | Chief Executive Officer [Member]
Weighted-average assumptions used in estimating fair value
Risk-free interest rate (as a percent)				1.00%
Expected life of options				4 years
Expected volatility (as a percent)				51.00%
Expected dividend yield (as a percent)				0.00%
Market Performance Based Options [Member] | ExecutiveOfficer [Member]
Weighted-average assumptions used in estimating fair value
Risk-free interest rate (as a percent)			1.00%
Expected life of options			4 years
Expected volatility (as a percent)			52.00%
Expected dividend yield (as a percent)			0.00%
Restricted Stock [Member]
Equity Incentive Awards
Vesting period for 25% of shares							1 year
Restricted Stock Granted
Balance outstanding at the beginning of the period (in shares)	429,000	440,000		404,000	440,000	404,000	404,000
Granted (in shares)	0	0	0	0			342,000	400,000
Vested (in shares)	(21,700,000)	(11,000)	(200,000)	100,000	(22,000)		(201,000)	100,000	200,000
Forfeited (in shares)		0			(1,000)		(105,000)
Balance outstanding at the end of the period (in shares)	417,000	429,000			417,000		440,000	404,000
Unused Elements Abstract
Vesting period for remaining shares							36 months
Vesting period							4 years